25. Segments (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net Revenue
Passenger	R$ 9,185,805	R$ 8,671,442	R$ 8,583,388
Cargo and other	1,390,217	1,195,893	1,194,619
Total net revenue	10,576,022	9,867,335	9,778,007
Operating costs and expenses
Salaries	(1,708,111)	(1,656,785)	(1,580,531)
Aircraft fuel	(2,887,737)	(2,695,390)	(3,301,368)
Aircraft rent	(939,744)	(996,945)	(1,100,086)
Sales and marketing	(590,814)	(555,984)	(617,403)
Landing fees	(664,170)	(687,366)	(681,378)
Aircraft, traffic and mileage servicing	(874,736)	(753,497)	(678,075)
Maintenance, materials and repairs	(368,719)	(593,090)	(603,925)
Depreciation and amortization	(505,425)	(447,668)	(419,691)
Passenger service expenses	(437,045)	(461,837)	(481,765)
Other operating expenses	(610,310)	(320,948)	(493,621)
Total operating income (expenses)	(9,586,811)	(9,169,510)	(9,957,843)
Equity results	544	(1,280)	(3,941)
Operating result before financial result, net and income taxes	989,755	696,545	(183,777)
Financial income	213,446	568,504	332,567
Financial expenses	1,050,461	1,271,564	1,328,891
Exchange rate variation, net	(81,744)	1,367,937	(2,266,999)
Total financial results	(918,759)	664,877	(3,263,323)
Income (loss) before income taxes	70,996	1,361,422	(3,447,100)
Income taxes	307,213	(259,058)	(844,140)
Net income for the year	378,209	1,102,364	(4,291,240)
Attributable to equity holders of the parent	19,184	849,619	(4,460,883)
Attributable to non-controlling interests from Smiles	359,025	252,745	169,643
Flight transportation [Member]
Net Revenue
Passenger	8,785,938	8,340,545	8,294,463
Cargo and other	768,566	729,096	941,928
Mileage revenue	0	0	0
Total net revenue	9,554,504	9,069,641	9,236,391
Operating costs and expenses
Salaries	(1,654,388)	(1,615,740)	(1,544,157)
Aircraft fuel	(2,887,737)	(2,695,390)	(3,301,368)
Aircraft rent	(939,744)	(996,945)	(1,100,086)
Sales and marketing	(518,025)	(494,076)	(566,329)
Landing fees	(664,170)	(687,366)	(681,378)
Aircraft, traffic and mileage servicing	(649,126)	(660,009)	(615,792)
Maintenance, materials and repairs	(368,719)	(593,090)	(603,925)
Depreciation and amortization	(491,806)	(439,173)	(416,856)
Passenger service expenses	(437,045)	(461,837)	(481,765)
Other operating expenses	(591,087)	(316,766)	(485,738)
Total operating income (expenses)	(9,201,847)	(8,960,392)	(9,797,394)
Equity results	395,245	287,134	179,377
Operating result before financial result, net and income taxes	747,902	396,383	381,626
Financial income	184,448	395,901	287,058
Financial expenses	(1,225,315)	(1,311,940)	1,424,321
Exchange rate variation, net	(78,462)	1,362,145	2,264,750
Total financial results	(1,119,329)	446,106	3,402,013
Income (loss) before income taxes	(371,427)	842,489	(3,783,639)
Income taxes	390,611	7,130	(677,244)
Net income for the year	19,184	849,619	(4,460,883)
Attributable to equity holders of the parent	19,184	849,619	(4,460,883)
Attributable to non-controlling interests from Smiles	0	0	0
Smiles loyalty program [Member]
Net Revenue
Passenger	0	0	0
Cargo and other	0	0	47,199
Mileage revenue	1,804,129	1,548,109	1,172,322
Total net revenue	1,804,129	1,548,109	1,219,521
Operating costs and expenses
Salaries	(53,723)	(41,045)	(36,374)
Aircraft fuel	0	0	0
Aircraft rent	0	0	0
Sales and marketing	(69,917)	(61,908)	(51,074)
Landing fees	0	0	0
Aircraft, traffic and mileage servicing	(990,685)	(828,887)	(700,200)
Maintenance, materials and repairs	0	0	0
Depreciation and amortization	(13,619)	(8,495)	(2,835)
Passenger service expenses	0	0	0
Other operating expenses	(26,385)	(4,197)	(13,183)
Total operating income (expenses)	(1,154,329)	(944,532)	(803,666)
Equity results	0	2,530	(5,932)
Operating result before financial result, net and income taxes	649,800	601,047	409,923
Financial income	205,431	212,758	156,042
Financial expenses	(2,201)	(168)	15,104
Exchange rate variation, net	(3,284)	5,792	2,248
Total financial results	199,946	218,382	138,690
Income (loss) before income taxes	849,746	819,429	548,613
Income taxes	(89,131)	(271,156)	178,691
Net income for the year	760,615	548,273	369,922
Attributable to equity holders of the parent	401,590	295,528	200,279
Attributable to non-controlling interests from Smiles	359,025	252,745	169,643
Combined information [Member]
Net Revenue
Passenger	8,785,938	8,340,545	8,294,463
Cargo and other	768,566	729,096	989,127
Mileage revenue	1,804,129	1,548,109	1,172,322
Total net revenue	11,358,633	10,617,750	10,455,912
Operating costs and expenses
Salaries	(1,708,111)	(1,656,785)	(1,580,531)
Aircraft fuel	(2,887,737)	(2,695,390)	(3,301,368)
Aircraft rent	(939,744)	(996,945)	(1,100,086)
Sales and marketing	(587,942)	(555,984)	(617,403)
Landing fees	(664,170)	(687,366)	(681,378)
Aircraft, traffic and mileage servicing	(1,639,811)	(1,488,896)	(1,315,992)
Maintenance, materials and repairs	(368,719)	(593,090)	(603,925)
Depreciation and amortization	(505,425)	(447,668)	(419,691)
Passenger service expenses	(437,045)	(461,837)	(481,765)
Other operating expenses	(617,472)	(320,963)	(498,921)
Total operating income (expenses)	(10,356,176)	(9,904,924)	(10,601,060)
Equity results	395,245	284,604	173,445
Operating result before financial result, net and income taxes	1,397,702	997,430	28,297
Financial income	389,879	608,659	443,100
Financial expenses	(1,227,516)	(1,312,108)	1,439,425
Exchange rate variation, net	(81,746)	1,367,937	2,266,998
Total financial results	(919,383)	664,488	3,263,323
Income (loss) before income taxes	478,319	1,661,918	3,235,026
Income taxes	301,480	264,026	(855,935)
Net income for the year	779,799	1,397,892	(4,090,961)
Attributable to equity holders of the parent	420,774	1,145,147	4,260,604
Attributable to non-controlling interests from Smiles	359,025	252,745	169,643
Eliminations [Member]
Net Revenue
Passenger	399,867	330,897	288,925
Cargo and other	(104,350)	426	(19,198)
Mileage revenue	(1,078,128)	(1,081,738)	(947,632)
Total net revenue	(782,611)	(750,415)	(677,905)
Operating costs and expenses
Salaries	0	0	0
Aircraft fuel	0	0	0
Aircraft rent	0	0	0
Sales and marketing	(2,872)	0	0
Landing fees	0	0	0
Aircraft, traffic and mileage servicing	765,075	735,399	637,917
Maintenance, materials and repairs	0	0	0
Depreciation and amortization	0	0	0
Passenger service expenses	0	0	0
Other operating expenses	7,162	15	5,300
Total operating income (expenses)	769,365	735,414	643,217
Equity results	(394,701)	285,884	(177,386)
Operating result before financial result, net and income taxes	(407,947)	300,885	212,074
Financial income	(176,433)	(40,155)	110,533
Financial expenses	177,055	40,544	110,534
Exchange rate variation, net	2	0	1
Total financial results	624	389	0
Income (loss) before income taxes	(407,323)	300,496	(212,074)
Income taxes	5,733	4,968	11,795
Net income for the year	(401,590)	295,528	(200,279)
Attributable to equity holders of the parent	(401,590)	295,528	(200,279)
Attributable to non-controlling interests from Smiles	0	0	0
Total Consolidated [Member]
Net Revenue
Passenger	9,185,805	8,671,442	8,583,388
Cargo and other	664,216	729,522	969,929
Mileage revenue	726,001	466,371	224,690
Total net revenue	10,576,022	9,867,335	9,778,007
Operating costs and expenses
Salaries	(1,708,111)	(1,656,785)	(1,580,531)
Aircraft fuel	(2,887,737)	(2,695,390)	(3,301,368)
Aircraft rent	(939,744)	(996,945)	(1,100,086)
Sales and marketing	(590,814)	(555,984)	(617,403)
Landing fees	(664,170)	(687,366)	(681,378)
Aircraft, traffic and mileage servicing	(874,736)	(753,497)	(678,075)
Maintenance, materials and repairs	(368,719)	(593,090)	(603,925)
Depreciation and amortization	(505,425)	(447,668)	(419,691)
Passenger service expenses	(437,045)	(461,837)	(481,765)
Other operating expenses	(610,310)	(320,948)	(493,621)
Total operating income (expenses)	(9,586,811)	(9,169,510)	(9,957,843)
Equity results	544	1,280	(3,941)
Operating result before financial result, net and income taxes	989,755	696,545	183,777
Financial income	213,446	568,504	332,567
Financial expenses	(1,050,461)	(1,271,564)	1,328,891
Exchange rate variation, net	(81,744)	1,367,937	2,266,999
Total financial results	(918,759)	664,877	3,263,323
Income (loss) before income taxes	70,996	1,361,422	(3,447,100)
Income taxes	307,213	259,058	(844,140)
Net income for the year	378,209	1,102,364	(4,291,240)
Attributable to equity holders of the parent	19,184	849,619	4,460,883
Attributable to non-controlling interests from Smiles	R$ 359,025	R$ 252,745	R$ 169,643